Expense Example - YieldMax(R) Hundred Club ETFs [Member]	Mar. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 140
Expense Example, with Redemption, 3 Years	$ 437